Exhibit 99.1

Semi-Annual Servicer’s Certificate
Ohio Power Company, as Servicer
Ohio Phase-In-Recovery Funding LLC

Pursuant to Section 4.01(c)(ii) of the Phase-In-Recovery Property Servicing Agreement dated as of August 1, 2013 (the "Servicing Agreement"), between, OHIO POWER COMPANY, as Servicer and OHIO PHASE-IN-RECOVERY FUNDING LLC, the Servicer does hereby certify, for the July 1, 2014 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods:	Aug-2013	to	Jun-2014

Payment Date:	07/01/2014

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 08/13 Collection Period		2,209,348.15
	ii.	Remittances for the 09/13 Collection Period		4,206,846.33
	iii.	Remittances for the 10/13 Collection Period		4,359,163.09
	iv.	Remittances for the 11/13 Collection Period		3,451,355.59
	v.	Remittances for the 12/13 Collection Period		3,801,130.21
	vi.	Remittances for the 01/14 Collection Period		4,080,317.90
	vii.	Remittances for the 02/14 Collection Period		4,061,243.60
	viii.	Remittances for the 03/14 Collection Period		4,287,916.54
	ix.	Remittances for the 04/14 Collection Period		3,979,296.42
	x.	Remittances for the 05/14 Collection Period		3,674,380.62
	xi.	Remittances for the 06/14 Collection Period1		3,553,601.30
	xii.	Investment Earnings on Collection Account
		xiii.	Investment Earnings on Capital Subaccount	125.67
		xiv.	Investment Earnings on Excess Funds Subaccount	0.00
		xv.	Investment Earnings on General Subaccount	1,692.81
	xvi.	General Subaccount Balance (sum of i through xv above)		41,666,418.23

	xvii.	Excess Funds Subaccount Balance as of Prior Payment Date		0.00
	xviii.	Capital Subaccount Balance as of Prior Payment Date		1,337,040.00
	xix.	Collection Account Balance (sum of xvi through xviii above)		43,003,458.23

2.	Outstanding Amounts as of Prior Payment Date:

	i.	Tranche A-1 Outstanding Amount		164,900,000.00
	ii.	Tranche A-2 Outstanding Amount		102,508,000.00
	iii.	Aggregate Outstanding Amount of all Tranches:		267,408,000.00

Notes:
1	June remittances do not include the previous month's true-up, which will settle on July 25, 2014.

3.	Required Funding/Payments as of Current Payment Date:

	Principal					Principal Due
	i.	Tranche A-1				34,936,477.72
	ii.	Tranche A-2				0.00
	iii.	For all Tranches:				34,936,477.72

	Interest		Interest	Days in Interest	Principal
	Tranche		Rate	Period1	Balance	Interest Due
	iv.	Tranche A-1	0.958%	330	164,900,000.00	1,448,096.83
	v.	Tranche A-2	2.049%	330	102,508,000.00	1,925,356.51
	vi.	For all Tranches:				3,373,453.34

					Required Level	Funding Required

	vii.	Capital Subaccount			1,337,040.00	0.00
					1,337,040.00	0.00

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

	i.	Trustee Fees and Expenses, Indemnity Amounts2				0.00
	ii.	Servicing Fee				245,124.00
	iii.	Administration Fee				45,833.33
	iv.	Permitted Return				65,448.11
	v.	Operating Expenses3				53,738.19
	vi.	Semi-Annual Interest (including any past-due for prior periods)				3,373,453.34

					Per $1000 of Original
		Tranche		Aggregate	Principal Amount

	1.	Tranche A-1 Interest Payment		1,448,096.83	$8.7817
	2.	Tranche A-2 Interest Payment		1,925,356.51	$18.7825
				3,373,453.34

	vii.	Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

	1.	Tranche A-1 Principal Payment		0.00	$0.0000
	2.	Tranche A-2 Principal Payment		0.00	$0.0000
				0.00

Notes:
1	On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

2	Subject to $100,000 annual cap

3	Subject to annual aggregate dollar cap of $652,594, minus the expenses in clauses (i), (ii) and (iii) above

	viii.	Semi-Annual Principal			34,936,477.72
				Per $1000 of Original
		Tranche	Aggregate	Principal Amount

	1.	Tranche A-1 Principal Payment	34,936,477.72	$211.8646
	2.	Tranche A-2 Principal Payment	0.00	$0.0000
			34,936,477.72

	ix.	Funding of Capital Subaccount (to required level)			1,337,040.00
	x.	Investment Earnings on Capital Subaccount Released to Note Issuer			125.67
	xi.	Deposit to Excess Funds Subaccount			2,946,217.87
	xii.	Released to Note Issuer upon Retirement of all Notes			0.00
	xiii.	Aggregate Remittances as of Current Payment Date			43,003,458.23

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date
	(after giving effect to payments to be made on such Payment Date):

		Tranche

	i.	Tranche A-1			129,963,522.28
	ii.	Tranche A-2			102,508,000.00
	iii.	Aggregate Outstanding Amount of all Tranches			232,471,522.28

	iv.	Excess Funds Subaccount Balance			2,946,217.87
	v.	Capital Subaccount Balance			1,337,040.00
	vi.	Aggregate Collection Account Balance			4,283,257.87

6.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section
	8.02(e) of Indenture):

	i.	Excess Funds Subaccount			0.00
	ii.	Capital Subaccount			1,337,165.67
	iii.	Total Withdrawals			1,337,165.67

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:

	i.	Semi-annual Interest
		1. Tranche A-1 Principal Payment			0.00
		2. Tranche A-2 Principal Payment			0.00
					0.00
	ii.	Semi-annual Principal
		1. Tranche A-1 Principal Payment			0.00
		2. Tranche A-2 Principal Payment			0.00
					0.00

8.	Shortfalls in Payment of Permitted Return as of Current Payment Date:

	i.	Permitted Return			0.00

9.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	i.	Capital Subaccount			0.00

	IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 18th day of June, 2014.

				OHIO POWER COMPANY,
				as Servicer

			By:	/s/ Julia A. Sloat
				Name: Julia A. Sloat
				Title: Treasurer